Consolidated Statements of Stockholders’ Equity (Deficit) - USD ($) $ in Thousands	Series A-1 Redeemable, Convertible Preferred Stock	Series A-2 Redeemable, Convertible Preferred Stock	Series A-3 Redeemable, Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Earnings (Deficit)	Total
Balance at Dec. 31, 2018	$ 20,750	$ 3,893	$ 2,026	$ 24	$ 4,072	$ (34,853)	$ (30,757)
Balance (in Shares) at Dec. 31, 2018	23,460,903	8,793,755	2,545,155	24,453,750
Retroactive application of recapitalization (See Note 4)	$ (20,750)	$ (3,893)	$ (2,026)	$ (15)	26,684		26,669
Retroactive application of recapitalization (See Note 4) (in Shares)	(23,460,903)	(8,793,755)	(2,545,155)	61,890,680
Adjusted balance, beginning of period				$ 9	30,756	(34,853)	(4,088)
Adjusted balance, beginning of period (in Shares)				86,344,430
Exercise of common stock options					7		7
Exercise of common stock options (in Shares)				418,033
Share-based compensation					125		125
Net income (loss)						(14,113)	(14,113)
Balance at Dec. 31, 2019				$ 9	30,888	(48,966)	(18,069)
Balance (in Shares) at Dec. 31, 2019				86,762,463
Exercise of common stock options					121		121
Exercise of common stock options (in Shares)				1,112,160
Conversion of convertible notes payable to common stock					44,039		44,039
Conversion of convertible notes payable to common stock (in Shares)				4,404,367
Business Combination and PIPE financing				$ 6	153,147		153,153
Business Combination and PIPE financing (in Shares)				61,622,839
Common stock issued for warrants exercised, net of issuance cost				$ 4	136,512		136,516
Common stock issued for warrants exercised, net of issuance cost (in Shares)				15,414,592
Redemption of unexercised warrants					(3)		(3)
Share-based compensation					294		294
Net income (loss)						324,117	324,117
Balance at Dec. 31, 2020				$ 19	$ 364,998	$ 275,151	$ 640,168
Balance (in Shares) at Dec. 31, 2020				169,316,421